CONTINGENT LIABILITIES - Schedule of Reserves for Lawsuit, Claims and Other Disputed Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 21,963	$ 18,169
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	814	190	$ 114	$ 185
Reserve for commercial claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,468	2,182	0	0
Reserve for regulatory claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 18,681	$ 15,797	$ 28,222	$ 13,430